Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 3,622,169	€ 3,668,053	€ 3,725,247
Cost of purchased services	240,699	236,302	228,483
Cost of materials	€ 3,862,868	€ 3,904,355	€ 3,953,730